Cost of sales (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Expense by nature
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	$ 2.0	$ 3.1
Cost of sales
Expense by nature
Power generation	85.6	88.8
Depreciation	75.9	73.8
Tower repairs and maintenance	13.0	15.6
Amortization	10.0	10.0
Staff costs	7.5	6.9
Regulatory fees	6.8	7.6
Security services	5.7	7.8
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.0	3.1
Travel costs	0.8	1.6
Insurance	0.8	1.2
Vehicle maintenance and repairs	0.5	0.4
Professional fees	0.3	0.4
Other	4.3	34.5
Short-term rental	0.5	2.6
Total	213.7	254.3
Foreign exchange gains (losses)	$ 0.0	$ (32.1)